Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock	Cumulative Effect, Period of Adoption, Adjustment	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings/(Accumulated Deficit)	Retained Earnings/(Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjustment	Treasury Stock [Member]	AOCI Attributable to Parent [Member]
Beginning balance (in shares) at Jun. 30, 2017				84,771,000
Beginning balance at Jun. 30, 2017	$ 153,921			$ 849	$ 133,417	$ 96,455		$ (76,800)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	34,899					34,899
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)				496,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	565			$ 1	564
Share-based compensation expense	67				67
Dividends paid	(1,882)					(1,882)
Common stock repurchased (in shares)				(270,000)
Common stock repurchased	(441)							(441)
Ending balance (in shares) at Jun. 30, 2018				84,997,000
Ending balance at Jun. 30, 2018	187,129		$ 353	$ 850	134,048	129,472	$ 353	(77,241)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	72,579					72,579
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)				5,642,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	4,300			$ 56	4,244
Share-based compensation expense	86				86
Dividends paid	(1,958)					(1,958)
Common stock repurchased (in shares)				(20,000)
Common stock repurchased	(34)
Ending balance (in shares) at Jun. 30, 2019				90,619,000
Ending balance at Jun. 30, 2019	262,455		400	$ 906	138,378	200,446		(77,275)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(1,688)
Ending balance (in shares) at Sep. 30, 2019				91,967,000
Ending balance at Sep. 30, 2019	262,475			$ 920	140,072	198,758		(77,275)
Beginning balance (in shares) at Jun. 30, 2019				90,619,000
Beginning balance at Jun. 30, 2019	262,455		400	$ 906	138,378	200,446		(77,275)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	37,382					37,382
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)				4,651,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	4,819			$ 47	4,772
Share-based compensation expense	9,263				9,263
Dividends paid	(207,341)					(207,341)
Dividends paid on unexercised stock options	(9,221)				(9,221)
Return of capital	(58,438)				(58,438)
Ending balance (in shares) at Dec. 31, 2019				95,270,000
Ending balance at Dec. 31, 2019	38,919			$ 953	84,754	30,487		(77,275)
Beginning balance (in shares) at Jun. 30, 2019				90,619,000
Beginning balance at Jun. 30, 2019	262,455		$ 400	$ 906	138,378	200,446		(77,275)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	81,147					81,147
Loss on cash flow hedge, net of tax	(1,295)								(1,295)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ 41								41
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)	5,535,327			5,495,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	$ 5,506			$ 56	5,450
Share-based compensation expense	9,483				9,483
Issuance and conversion of preferred shares, net of transaction fees (in shares)				51,571,000
Stock Issued During Period, Value, Conversion of Convertible Securities	130,047	$ 200		$ 516	129,531
Dividends paid	(207,341)					(207,341)
Dividends paid on unexercised stock options	(9,221)				(9,221)
Return of capital	(58,438)				(58,438)
Treasury stock retired (in shares)				(3,520,000)
Treasury stock retirement	195	$ (200)		$ (36)		(77,044)		77,275
Proceeds from initial public offering (in shares)				18,026,000
Proceeds from initial public offering, net of underwriters’ discounts and commissions and other offering expenses	333,110			$ 180	332,930
Ending balance (in shares) at Jun. 30, 2020				162,191,000
Ending balance at Jun. 30, 2020	$ 545,689			$ 1,622	548,113	(2,792)		0	(1,254)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201609Member
Beginning balance (in shares) at Sep. 30, 2019				91,967,000
Beginning balance at Sep. 30, 2019	$ 262,475			$ 920	140,072	198,758		(77,275)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	39,070					39,070
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)				3,303,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	3,133			$ 33	3,100
Share-based compensation expense	9,241				9,241
Dividends paid	(207,341)					(207,341)
Dividends paid on unexercised stock options	(9,221)				(9,221)
Return of capital	(58,438)				(58,438)
Ending balance (in shares) at Dec. 31, 2019				95,270,000
Ending balance at Dec. 31, 2019	38,919			$ 953	84,754	30,487		(77,275)
Beginning balance (in shares) at Jun. 30, 2020				162,191,000
Beginning balance at Jun. 30, 2020	545,689			$ 1,622	548,113	(2,792)		$ 0	(1,254)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	91,253					91,253
Loss on cash flow hedge, net of tax	(375)								(375)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ (234)								(234)
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)	862,566			583,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	$ (4,906)			$ 6	(4,912)
Share-based compensation expense	2,240				2,240
Return of capital	(58,400)
Ending balance (in shares) at Dec. 31, 2020				162,774,000
Ending balance at Dec. 31, 2020	634,135			$ 1,628	545,441	88,461			(1,395)
Beginning balance (in shares) at Sep. 30, 2020				162,507,000
Beginning balance at Sep. 30, 2020	544,974			$ 1,625	546,815	(1,955)			(1,511)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	90,416					90,416
Loss on cash flow hedge, net of tax	0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(116)								(116)
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings (in shares)				267,000
Exercise of employee stock options, net of shares withheld for cashless exercises and to cover tax withholdings	(2,707)			$ 3	(2,710)
Share-based compensation expense	1,336				1,336
Ending balance (in shares) at Dec. 31, 2020				162,774,000
Ending balance at Dec. 31, 2020	$ 634,135			$ 1,628	$ 545,441	$ 88,461			$ (1,395)